Document and Entity Information	Feb. 01, 2022
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Entity Central Index Key	0000803950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Mar. 31, 2021
Service Shares Prospectus | Dreyfus New York Municipal Money Market Fund | Dreyfus New York Municipal Money Market Fund - Service Shares
Prospectus:
Trading Symbol	GNYXX